NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the calculation of basic and diluted net loss per share attributable to ordinary shareholders for the year ended December 31, 2023, 2022 and 2021 (in thousands, except share and per share data):

	Year Ended December 31, 2023
	Class A	Class B
Numerator:
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(98,505)	$(29,933)
Denominator:
Weighted average shares used for net loss per ordinary share, basic and diluted	46,046,607	13,992,286
Net loss per share attributable to ordinary shareholders, basic and diluted	$(2.14)	$(2.14)

	Year Ended December 31, 2022
	Class A	Class B
Numerator:
Allocation of undistributed earnings:
Net loss attributable to Pagaya Technologies Ltd. shareholders	$(238,299)	$(64,022)
Less: Undistributed earnings allocated to participating securities	(9,620)	(2,585)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(247,919)	$(66,607)
Denominator:
Weighted average shares used for net loss per ordinary share, basic and diluted	30,152,746	8,100,990
Net loss per share attributable to ordinary shareholders, basic and diluted	$(8.22)	$(8.22)

Year Ended December 31, 2021
Numerator:
Net loss attributable to Pagaya Technologies Ltd. shareholders	$(91,151)
Less: Undistributed earnings allocated to participating securities	(19,558)
Less: Deemed dividend distribution	(23,612)
Net loss attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(134,321)
Denominator:
Weighted average shares used for net loss per ordinary share, basic and diluted	16,276,048
Net loss per share attributable to ordinary shareholders, basic and diluted	$(8.25)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive outstanding securities as of December 31, 2023, 2022 and 2021 were excluded from the computation of diluted net income (loss) per share because their effect would have been anti-dilutive for the periods:

	December 31,
	2023	2022	2021
Share options	3,895,087	6,379,785	7,271,906
Options to restricted shares	20,046,080	20,217,940	20,430,614
RSUs	3,034,203	479,497	—
Preferred share warrants	—	—	359,714
Ordinary share warrants	2,016,326	1,955,725	2,245,126
Redeemable convertible preferred shares	5,000,000	—	33,866,585
Net potential dilutive outstanding securities	33,991,696	29,032,947	64,173,945